Long-Term Debt - Deferred Financing Costs - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Deferred financing costs	$ 15.7	$ 22.7
Long-term Debt
Debt Instrument [Line Items]
Deferred financing costs	$ 15.7	$ 22.7